Organization and Principal Activities - Schedule of Report Date (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Beta FinTech Holdings Limited [Member]
Schedule of Report Date [Line Items]
Date of incorporation	Aug. 20, 2024
Percentage of effective ownership
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Ascent Capital Management Investment Limited (“Ascent Capital”) [Member]
Schedule of Report Date [Line Items]
Date of incorporation	Jun. 07, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Dormant
Beta Capital International Holdings Limited (“Beta BVI”) [Member]
Schedule of Report Date [Line Items]
Date of incorporation	Jan. 15, 2014
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Investment holding and providing financial advisory service in Hong Kong
Beta International Securities Limited (“Beta International”) [Member]
Schedule of Report Date [Line Items]
Date of incorporation	Oct. 19, 1990
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Providing securities brokerage, underwriting and placing services, financial advisory service and asset management in Hong Kong
Beta International (USA) Corp. (“Beta US”) [Member]
Schedule of Report Date [Line Items]
Date of incorporation	Oct. 22, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Delaware
Principal activities	Inactive
Beta Hengrui Capital Limited (“Beta Hengrui”) [Member]
Schedule of Report Date [Line Items]
Date of incorporation	Mar. 24, 2025
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Inactive
Beta International OFC [Member]
Schedule of Report Date [Line Items]
Date of incorporation	Oct. 24, 2025
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Providing Asset Management services